Net Loss per Share of Common Stock (Details Textual) - shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Net Loss per Share of Common Stock (Textual)
Conversion of common stock	24,638,241	8,538,462
Warrants exercisable	1,155,000	1,155,000